29 Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Borrowings
Note	29 | Borrowings

	12.31.20	12.31.19
Non-current
Corporate notes (1)	8,261	11,159

Current
Interest from corporate notes	143	196
Borrowing	-	2,063
Total current	143	2,259

(1)	Net of debt issuance, repurchase and redemption expenses.

The fair values of the Company’s non-current borrowings as of December 31, 2020 and 2019 amount approximately to $ 6,778.7 million and $ 10,818.4 million, respectively. Such values were determined on the basis of the estimated market price of the Company’s Corporate Notes at the end of each year. The applicable fair value category is Level 1.

The Company’s borrowings are denominated in the following currencies:

	12.31.20	12.31.19
US dollars	8,404	13,418

The maturities of the Company’s borrowings and its exposure to interest rate are as follow:

	12.31.20	12.31.19
Fixed rate
Less than 1 year	143	196
From 1 to 2 years	8,261	-
From 2 to 5 years	-	11,159
	8,404	11,355
Floating rate
Less than 1 year	-	2,063
	-	2,063
	8,404	13,418

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.20	12.31.19
Balance at beginning of the year	13,418	17,311
Payment of borrowings' interests	(918)	(1,545)
Paid from repurchase of Corporate Notes	(3,798)	(2,084)
Payment of borrowings	(750)	(2,169)
Gain from repurchase of Corporate Notes	(415)	(622)
Exchange diference and interest accrued	4,051	9,104
Result from exposure to inlfation	(3,184)	(6,577)

Balance at the end of year	8,404	13,418

Corporate Notes programs

The Company is included in a Corporate Notes program, the relevant information of which is detailed below:

Debt issued in United States dollars

				USD			$
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.19	Debt repurchase	Debt structure at 12.31.20	At 12.31.20
Fixed Rate Par Note	9	9.75	2022	137	(39)	98	8,261
Total				137	(39)	98	8,261

				USD			$
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.18	Debt repurchase	Debt structure at 12.31.19	At 12.31.19
Fixed Rate Par Note	9	9.75	2022	166	(29)	137	11,159
Total				166	(29)	137	11,159

The main covenants are the following:

i.	Negative Covenants

The terms and conditions of the Corporate Notes include a number of negative covenants that limit the Company’s actions with regard to, among others, the following:

-	Encumbrance or authorization to encumber its property or assets;
-	Incurrence of indebtedness, in certain specified cases;
-	Sale of the Company’s assets related to its main business;
-	Carrying out of transactions with shareholders or related companies;

-	Making certain payments (including, among others, dividends, purchases of edenor’s common shares or payments on subordinated debt).

ii.	Suspension of Covenants:

Certain negative covenants stipulated in the terms and conditions of the Corporate Notes will be suspended or adapted if:

-	The Company’s long-term debt rating is raised to Investment Grade, or the Company’s Debt Ratio is equal to or lower than 3.
-	If the Company subsequently losses its Investment Grade rating or its Debt Ratio is higher than 3, as applicable, the suspended negative covenants will be once again in effect.

At the date of issuance of these financial statements, the previously mentioned ratios have been complied with.

In fiscal year 2020, the Company repurchased at market prices, in successive transactions, “Fixed Rate Class 9 Par Corporate Notes” due 2022, for an amount of USD 38.8 million nominal value.

On September 28, 2020, the Company paid in the market the Corporate Notes it had in its portfolio, for a total of USD 78.1 million nominal value, equivalent to $ 5,952.2 million. At the date of these financial statements, the Corporate Notes that remain outstanding amount to USD 98.2 million nominal value.

Furthermore, on January 28, 2021, the Company paid Class 9 Corporate Notes for a total of USD 114,000 nominal value, equivalent to $ 9.6 million, received as collection of receivables.

Finally, due to that which has been described in note 39 concerning the sale of the Company’s controlling shares, consideration should be given to article 10.3 of the Class 9 Corporate Notes indenture, which provides that each Corporate Note holder will have the right to require the Company to repurchase all or a portion of such holder’s corporate notes by submitting an Offer due to Change of Control, at a price of 100% of the nominal value thereof, plus any accrued and unpaid interest at the settlement date. Additionally, such article states that the aforementioned offer shall be made within 30 days following the occurrence of the change of control, indicating the specific repurchase date, which shall take place between 30 and 60 days after the date on which the notice of offer due to change of control has been sent.

In this regard, the Company has got in contact with different banks specializing in debt restructuring in order to assess the possible courses of action, among which the following are being considered (i) requiring consent to an exemption from the change of control clause, and (ii) offering a debt restructuring that would at the same time allow for the extension of the maturity terms, in addition to any other alternative that the buyer of the majority shareholding in the Company may be evaluating in the case that the transaction is perfected.